Consolidated Statements of Financial Position	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)
Current assets
Cash	$ 129,065,348	$ 27,988,471
Receivables	1,135,095	139,396
Prepaid expenses	1,603,997	249,671
Current assets	131,804,440	28,377,538
Non-current assets
Reclamation deposit	80,742	77,660
Exploration and evaluation assets	41,127,501	31,590,194
Intangible asset	1,500,540	1,691,575
Pilot plant	985,057	12,338,741
Asset under construction - Commercial plant	4,533,458
Right of use asset	379,650
Deposits	12,416
Investment in Aqualung Carbon Capture SA	3,221,491
Non-current assets	51,840,855	45,698,170
TOTAL ASSETS	183,645,295	74,075,708
Current liabilities
Accounts payable and accrued liabilities	6,597,682	2,408,302
Lease liability - short-term	182,060
Current liabilities	6,779,742	2,408,302
Non-current liabilities
Lease liability - long-term	208,435
Decommissioning provision	128,860	123,940
Non-current liabilities	337,295	123,940
TOTAL LIABILITIES	7,117,037	2,532,242
EQUITY
Share capital	262,046,589	122,996,406
Reserves	21,945,204	19,563,420
Deficit	(106,717,819)	(68,617,507)
Accumulated other comprehensive loss	(745,716)	(2,398,853)
TOTAL EQUITY	176,528,258	71,543,466
TOTAL LIABILITIES AND EQUITY	$ 183,645,295	$ 74,075,708